USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2023 (unaudited)

	% of Total Net Assets	Shares	Market Value
Common Stocks	74.0%
Pipelines	74.0%
Antero Midstream Corp.	4.6%	831,240	$9,958,255
Cheniere Energy, Inc.	7.4%	95,884	15,912,909
DT Midstream, Inc.	4.1%	167,474	8,862,724
Enbridge, Inc.	7.5%	487,598	16,183,378
EnLink Midstream LLC(a)	3.4%	608,635	7,437,520
Equitrans Midstream Corp.	3.7%	853,628	7,998,494
Gibson Energy, Inc.	1.9%	288,932	4,152,329
Hess Midstream LP – Class A	2.1%	155,166	4,519,985
Keyera Corp.	4.5%	415,011	9,788,980
Kinder Morgan, Inc.	4.5%	588,546	9,758,093
ONEOK, Inc.	4.3%	147,872	9,379,521
Pembina Pipeline Corp.	4.1%	296,449	8,911,257
Plains GP Holdings LP – Class A(a)	7.3%	971,917	15,667,302
Targa Resources Corp.	6.9%	174,635	14,969,712
TC Energy Corp.	3.2%	198,692	6,836,992
Williams Cos., Inc. (The)	4.5%	290,602	9,790,381
			160,127,832
Total Common Stocks
(Cost $133,648,942)	74.0%		160,127,832
Master Limited Partnerships	24.2%
Oil & Gas	0.5%
Sunoco LP	0.5%	20,828	1,019,531
Pipelines	23.7%
Crestwood Equity Partners LP	0.3%	25,137	735,257
Energy Transfer LP	9.1%	1,411,883	19,808,718
Enterprise Products Partners LP	8.2%	648,586	17,751,799
Holly Energy Partners LP	0.3%	24,849	545,684
MPLX LP	4.6%	279,107	9,927,836
Western Midstream Partners LP	1.2%	96,760	2,634,775
			51,404,069
Total Master Limited Partnerships
(Cost $35,124,664)	24.2%		52,423,600
Money Market Funds	1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(b)
(Cost $3,315,825)	1.5%	3,315,825	3,315,825
Total Investments
(Cost $172,089,431)	99.7%		215,867,257
Other Assets in Excess of Liabilities	0.3%		679,840
Total Net Assets	100.0%		$216,547,097

(a)	Non-income producing security.
(b)	Reflects the 7-day yield at September 30, 2023.

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2023 (unaudited) (continued)

Summary of Investments by Country^
United States	78.7%
Canada	21.3
100.0%

Summary of Investments by Sector^
Energy	98.5%
Money Market Funds	1.5
100.0%

^	As a percentage of total investments.